CHANGE IN ACCOUNTING POLICY (Details Textual) - USD ($)	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained Earnings (Accumulated Deficit)	$ (36,537,038)	$ (35,776,340)	$ (21,076,464)
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained Earnings (Accumulated Deficit)			$ (15,588,554)